Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 2,223,969	$ 1,008,408	$ 946,804
Accounts receivable, net of allowance for doubtful accounts of $890,339 and $1,051,411, respectively	39,477	405,786	1,965,947
Prepaid expenses and other current assets	152,998	252,099	255,548
Investment in marketable securities	135,612	382,144	0
Current assets from discontinued operations		0	1,223,869
Total current assets	2,552,056	2,048,437	4,392,168
Property and equipment, net of accumulated depreciation of $60,130 and $38,776, respectively	14,957	36,311	61,340
Intangible assets, net	1,581,132	1,301,337	2,578,692
Goodwill	7,101,084	7,101,084	7,101,084
Total assets	11,249,229	10,487,169	14,133,284
Current liabilities:
Accounts payable	1,260,735	1,696,022	1,569,814
Accrued expenses	784,722	770,625	908,743
Accrued compensation	118,073	154,764	410,957
Accrued interest	215,861	280,597	81,576
Deferred payroll taxes		2,484	2,484
Other liabilities	17,333	82,188	17,333
Loans payable - current portion, net of discount	1,198,617	5,631,633	3,700,855
Warrant liability	431,245	504,000	600,000
Current liabilities associated with discontinued operations		0	2,643
Refundable deposit on preferred stock purchase	285,000	285,000	285,000
Deferred revenue	105,417	149,848	215,219
Total current liabilities	4,417,003	9,557,161	7,794,624
Loans payable - long term portion, net of discount		0	1,260,343
Total liabilities	4,417,003	9,557,161	9,054,967
Stockholders' Equity:
Preferred Stock, Value		0	0
Common stock, $0.0001 par value; 200,000,000 shares authorized; 12,184,109 and 1,433,903 shares issued and outstanding as of September 30, 2024, and December 31, 2023, respectively	1,218	143	109
Shares to be issued, 0 and 39,196 shares as of December 31, 2023 and 2022, respectively		0	4
Common Stock to be issued, 1,359,391 and 0 shares as of September 30, 2024 and December 31, 2023, respectively	136
Additional paid-in capital	98,353,677	77,348,939	74,333,736
Accumulated deficit	(91,522,805)	(76,419,083)	(69,255,541)
Total stockholders' equity	6,832,226	930,008	5,078,317
Total liabilities and stockholders' equity	$ 11,249,229	10,487,169	14,133,284
Series F Preferred Stocks [Member]
Stockholders' Equity:
Preferred Stock, Value		0	0
Series E Preferred Stocks [Member]
Stockholders' Equity:
Preferred Stock, Value		9
Series D Preferred Stocks [Member]
Stockholders' Equity:
Preferred Stock, Value		0	0
Series E preferred stock [Member]
Stockholders' Equity:
Preferred Stock, Value		$ 9	$ 9